SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details)		1 Months Ended			9 Months Ended		12 Months Ended
	May 13, 2021 $ / shares shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued		3,550	319
Warrants value | $		$ 1,622,350	$ 145,696
Fair value of the warrants | $							$ 18,223	$ 6,265
Change in fair value | $					$ (18,223)	$ 21,930	$ 11,958	$ (2,353)
Expected Volatility
Class of Warrant or Right [Line Items]
Floor volatility rate (in percentage)							100
Common stock warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued								4,935
Warrants exercise price | $ / shares								$ 250
Warrants value | $								$ 184,191
Warrants and Rights Outstanding, Term								10 years
Common stock warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued	1,205						24,096
Warrants exercise price | $ / shares	$ 519						$ 457
Percentage of warrants exercise price						110.00%
Warrants expiration term	5 years						5 years
Common stock warrants | Over-allotment option
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							3,614
Common stock warrants | Convertible Debt 2020 Regulation D Offering
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued							5
Warrants exercise price | $ / shares							$ 250
Common Stock Warrants, Venture Debt Lender
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued				1,205
Warrants exercise price | $ / shares				$ 415
Common Stock Warrants, Funding Platform, Preferred Stock Raise
Class of Warrant or Right [Line Items]
Class of warrant or right, warrants issued								26
Warrants exercise price | $ / shares							$ 828	$ 828
Warrants and Rights Outstanding, Term							5 years